Net borrowings - Bonds issued and repaid (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of bonds issued and repaid [line items]
Repaid	£ (1,247)	£ (820)	£ (1,168)
Bonds issued and repaid	(216)	4,368	1,598
€ denominated
Schedule of bonds issued and repaid [line items]
Issued	636	1,594	2,270
Repaid	(696)	0	(1,168)
£ denominated
Schedule of bonds issued and repaid [line items]
Issued	395	298	496
US$ denominated
Schedule of bonds issued and repaid [line items]
Issued	0	3,296	0
Repaid	£ (551)	£ (820)	£ 0